Related parties - Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2017
Transactions held with Related parties
Revenues		R$ 4,911		R$ 33,822	R$ 12,700
Finance costs		25,591		55,679	92,583	[1]
Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues		3,267		5,776	1,909
Finance costs						[1]
Colegio Motivo Ltda.
Transactions held with Related parties
Revenues		316		1,308
Finance costs						[1]
Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues		283		1,230
Finance costs						[1]
Sociedade Educacional Parana Ltda.
Transactions held with Related parties
Revenues				795
Finance costs						[1]
Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues		134		295	1,770
Finance costs						[1]
Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues		120		246
Finance costs						[1]
Somos Educacao S.A.
Transactions held with Related parties
Revenues
Finance costs				278		[1]
Others
Transactions held with Related parties
Revenues		72			134
Finance costs						[1]
Somos - Anglo (Predecessor)
Transactions held with Related parties
Revenues	[2]		R$ 9,819				R$ 12,928
Finance costs	[3]		77,833				22,919
Somos - Anglo (Predecessor) | Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues	[2]		6,524				281
Finance costs	[3]
Somos - Anglo (Predecessor) | Curso P H Ltda.
Transactions held with Related parties
Revenues	[2]						6,438
Finance costs	[3]
Somos - Anglo (Predecessor) | Colegio Motivo Ltda.
Transactions held with Related parties
Revenues	[2]		471				1,548
Finance costs	[3]
Somos - Anglo (Predecessor) | Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues	[2]		172				1,129
Finance costs	[3]
Somos - Anglo (Predecessor) | Sociedade Educacional Parana Ltda.
Transactions held with Related parties
Revenues	[2]		1,926				2,023
Finance costs	[3]
Somos - Anglo (Predecessor) | Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues	[2]		376				440
Finance costs	[3]
Somos - Anglo (Predecessor) | Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues	[2]						181
Finance costs	[3]
Somos - Anglo (Predecessor) | Colegio Integrado JAO
Transactions held with Related parties
Revenues	[2]		224				771
Finance costs	[3]
Somos - Anglo (Predecessor) | Somos Educacao S.A.
Transactions held with Related parties
Revenues	[2],[3]		6
Finance costs	[3]		77,833
Somos - Anglo (Predecessor) | Somos Educacao E Participacoes
Transactions held with Related parties
Revenues	[2]						11
Finance costs	[3]						22,919
Somos - Anglo (Predecessor) | Others
Transactions held with Related parties
Revenues	[2]		120				106
Finance costs	[3]

[1]	Refers to debentures interest; see Note 14.
[2]	Substantially refers to the amounts arising from the direct sales of printed books and learning systems to other entities of Somos’ Group for resale to its own clients.
[3]	As described in note 14, this bonds liability and the finance cost refers to related party bonds subscribed by Somos.